Policyholder claims and benefits (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Policyholder Claims and Benefits

	2020	2019	2018
Benefits and claims paid life	16,016	18,824	19,673
Benefits and claims paid non-life	1,489	1,635	1,658
Change in valuation of liabilities for insurance contracts	22,433	30,679	(2,582)
Change in valuation of liabilities for investment contracts	2,086	5,768	(8,143)

Other	(19)	(50)	9
Total	42,006	56,856	10,614